TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 125,500		¥ 52,658
Impairment of long-lived assets	166,576		40,784
Impairment of long-term investment	4,866		3,024
Accrued expense	39,896		22,108
Tax losses	849,672		358,454
Property and equipment	2,919		38,365
Intangible assets	9,432		7,142
Finance lease	386,327		372,997
Deferred government grant	3,357		1,714
Operating lease	949,362		768,638
Loss picked up on equity method investments	10,558		69,440
Valuation allowance	(955,738)		(397,457)	¥ (261,960)
Total deferred tax assets, net of valuation allowance	1,592,727		1,337,867
Non-current
Intangible assets	405,964		266,922
Property and equipment	172,095		360,989
Capitalized interest expenses	49,544		39,606
Finance lease	296,789		289,586
Operating lease	949,362		768,638
Investment in subsidiaries	159,691		98,608
Total non-current deferred tax liabilities	2,033,445		1,824,349
Net deferred tax liabilities	(440,718)		(486,482)
Deferred tax assets	247,644	$ 34,880	196,098
Deferred tax liabilities	688,362	$ 96,954	682,580
Net deferred tax liabilities	¥ (440,718)		¥ (486,482)